PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Consumer Discretionary - 12.2%
Leisure Products - 1.4%
YETI Holdings, Inc. (a)	14,900	$ 651,279

Retail - Discretionary - 7.9%
O'Reilly Automotive, Inc. (a)	38,550	3,619,074

Specialty Retail - 2.0%
Valvoline, Inc. (a)	23,750	897,750

Wholesale - Discretionary - 0.9%
Pool Corporation	1,900	431,642

Consumer Staples - 7.6%
Food - 2.7%
McCormick & Company, Inc.	17,400	1,236,096

Household Products - 4.9%
Church & Dwight Company, Inc.	17,000	1,782,620
Clorox Company (The)	3,500	445,060
		2,227,680
Energy - 1.9%
Oil & Gas Producers - 1.9%
Permian Resources Corporation	47,000	859,630

Financials - 4.7%
Asset Management - 2.3%
T. Rowe Price Group, Inc.	11,200	1,059,856

Institutional Financial Services - 2.4%
FactSet Research Systems, Inc.	5,100	1,105,731

Health Care - 9.8%
Medical Equipment & Devices - 9.8%
Bio-Techne Corporation	9,800	578,200
Mettler-Toledo International, Inc. (a)	1,885	2,576,211

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Health Care - 9.8% (Continued)
Medical Equipment & Devices - 9.8% (Continued)
ResMed, Inc.	5,300	$ 1,358,178
		4,512,589
Industrials - 33.8%
Electrical Equipment - 8.3%
AMETEK, Inc.	15,900	3,803,598

Industrial Intermediate Products - 10.5%
RBC Bearings, Inc. (a)	8,350	4,808,932

Machinery - 8.0%
IDEX Corporation	11,000	2,304,170
Valmont Industries, Inc.	3,000	1,379,790
		3,683,960
Transportation & Logistics - 7.0%
Expeditors International of Washington, Inc.	22,100	3,205,163

Materials - 6.7%
Chemicals - 6.7%
Ecolab, Inc.	10,000	3,083,500

Technology - 18.8%
Semiconductors - 5.3%
NXP Semiconductors N.V.	4,400	998,844
Silicon Laboratories, Inc. (a)	7,100	1,452,163
		2,451,007
Software - 7.2%
Dynatrace, Inc. (a)	24,000	862,080
Pegasystems, Inc.	34,260	1,498,190
Synopsys, Inc. (a)	2,318	959,652
		3,319,922
Technology Hardware - 3.7%
Trimble, Inc. (a)	25,500	1,705,185

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Technology - 18.8% (Continued)
Technology Services - 2.6%
CoStar Group, Inc. (a)	26,250	$ 1,171,537

Total Common Stocks (Cost $13,652,781)		$ 43,834,131

EXCHANGE-TRADED FUNDS - 2.3%	Shares	Value
Health Care - 2.3%
Biotech & Pharma - 2.3%
State Street® SPDR® S&P® Biotech ETF (Cost $448,871)	8,300	$ 1,057,171

MONEY MARKET FUNDS - 2.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.55% (b) (Cost $994,091)	994,091	$ 994,091

Total Investments at Value - 100.0% (Cost $15,095,743)		$ 45,885,393

Other Assets in Excess of Liabilities - 0.0% (c)		15,119

Net Assets - 100.0%		$ 45,900,512

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2026.
(c)	Percentage rounds to less than 0.1%.